Pensions and other post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Changes in Present Value of the Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2016 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2015	(5,184)	318	(4,866)

Current service cost	(149)	—	(149)
Net interest expense	(381)	13	(368)
Curtailment / settlement gain	272	—	272
Remeasurement of pension obligations	53	—	53
Past service cost	(5)	—	(5)

Sub-total included in profit or loss	(210)	13	(197)

Benefit paid	357	(16)	341

Exchange difference	363	(63)	300
Actuarial changes arising from changes in demographic assumptions	80	—	80
Actuarial changes arising from changes in financial assumptions	(397)	—	(397)
Experience adjustments	294	—	294

Sub-total included in OCI	340	(63)	277

December 31, 2016	(4,697)	252	(4,445)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2017 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2016	(4,697)	252	(4,445)

Current service cost	(142)	—	(142)
Net interest expense	(331)	17	(314)
Curtailment / settlement gain	1	—	1
Remeasurement of pension obligations	174	—	174
Past service cost	—	—	—

Sub-total included in profit or loss	(298)	17	(281)

Benefit paid	313	(17)	296

Exchange difference	(95)	19	(76)
Actuarial changes arising from changes in demographic assumptions	51	—	51
Actuarial changes arising from changes in financial assumptions	(69)	—	(69)
Experience adjustments	163	—	163

Sub-total included in OCI	50	19	69

December 31, 2017	(4,632)	271	(4,361)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2018 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2017	(4,632)	271	(4,361)

Current service cost	(130)	—	(130)
Net interest expense	(266)	(13)	(279)
Curtailment / settlement gain	4	—	4
Remeasurement of pension obligations	(492)	—	(492)
Past service cost	70	—	70

Sub-total included in profit or loss	(814)	(13)	(827)

Benefit paid	299	(17)	282

Exchange difference	(213)	41	(172)
Actuarial changes arising from changes in demographic assumptions	(38)	—	(38)
Actuarial changes arising from changes in financial assumptions	354	—	354
Experience adjustments	171	—	171

Sub-total included in OCI	274	41	315

December 31, 2018	(4,873)	282	(4,591)

Schedule of Pension Obligations Recognized in Consolidated Statement of Financial Position

Amounts of the pension obligations recognised in the consolidated statement of the financial position were as follows:

	December 31, 2018	December 31, 2017
Current liabilities	(772)	(849)
Non-current liabilities	(3,819)	(3,512)

Total net pension obligations	(4,591)	(4,361)

Schedule of Plan Asset Allocation of Investment Portfolio

The plan asset allocation of the investment portfolio was as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Debt instruments	161	147
Equity instruments	74	78
Cash and cash equivalents	19	25
Property	15	11
Other assets	13	10

Total plan assets	282	271

Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine defined benefit obligations were as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Discount rate
Russian entities	8.60%	7.60%
German entities	1.90%	1.80%
Ukrainian entity	11.80%	10.10%
Austrian entities	1.70%	1.50%
Inflation rates
Russian entities	4.00%	4.40%
Ukrainian entity	6.60%	8.60%
Rate of compensation increase
Russian entities	5.00%	5.40%
German entities	4.00%	4.00%
Ukrainian entity	9.60%	11.60%
Austrian entities	2.25%	2.25%

Schedule of Sensitivity Analysis of Defined Benefit Obligations

The results of sensitivity analysis of defined benefit obligations for the Russian and Ukrainian entities as of December 31, 2018 and 2017 are presented below:

	2018	2017
Discount rate
1% increase	-6.75%	-8.12%
1% decrease	7.85%	9.64%
Inflation rate
1% increase	5.09%	6.48%
1% decrease	-4.37%	-5.42%
Rate of compensation increase
1% increase	2.48%	2.72%
1% decrease	-2.23%	-2.28%
Turnover rate
3% increase	-5.98%	-5.29%
3% decrease	7.87%	7.25%

The results of sensitivity analysis of defined benefit obligations for Austrian entities as of December 31, 2018 and 2017 are presented below:

	2018	2017
Discount rate
1% increase	-10.03%	-9.70%
1% decrease	11.98%	11.70%

The results of sensitivity analysis of defined benefit obligations for German entities as of December 31, 2018 and 2017 are presented below:

	2018	2017
Discount rate
1% increase	-12.00%	-12.00%
1% decrease	18.00%	18.00%